INVESCO TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS

AMENDMENT NO. 1

TO THE AMENDED AND RESTATED STATEMENT OF PREFERENCES OF

VARIABLE RATE MUNI TERM PREFERRED SHARES (“VMTP SHARES”)

DATED MAY 31, 2019

(THE “STATEMENT OF PREFERENCES”)

WHEREAS, pursuant to authority expressly vested in the Board of Trustees of Invesco Trust for Investment Grade New York Municipals (the “Fund”) by Section 2.1 of the Third Amended and Restated Agreement and Declaration of Trust of the Fund, dated as of August 13, 2020, the Board of Trustees of the Fund may transact the Fund’s affairs with respect to the shares of beneficial interest of the Fund;

WHEREAS, the Board of Trustees has determined that it is the best interest of the Fund to extend the Term Redemption Date of the Series 2015/6-VTN VMTP Shares to June 3, 2024, and has approved such change;

WHEREAS, this change has been consented to in writing by the sole shareholder of the Fund’s Outstanding Series 2015/6-VTN VMTP Shares; and

NOW THEREFORE, the undersigned officer of the Fund hereby certifies as follows:

1. The Board of Trustees of the Fund has adopted resolutions to extend the Term Redemption Date of the Series 2015/6-VTN VMTP Shares to June 3, 2024.

2. Section 5 of Appendix A to the Statement of Preferences specifically relating to the Series 2015/6-VTN VMTP Shares is deleted in its entirety and replaced with the following:

“Term Redemption Date Applicable to Series. The Term Redemption Date is June 3, 2024, subject to extension pursuant to Section 2.5(a)(ii) of the VMTP Statement.”

3. Section 7 of Appendix A to the Statement of Preferences specifically relating to the Series 2015/6-VTN VMTP Shares is deleted in its entirety and replaced with the following:

“Liquidity Account Initial Date Applicable to Series. The Liquidity Account Initial Date is the date that is six (6) months prior to the Term Redemption Date as it may be extended pursuant to Section 2.5(a)(ii) of the VMTP Statement.”

4. Any capitalized terms used herein but not defined herein shall have the meanings given to such capitalized terms in the Statement of Preferences.

5. Except as amended hereby, the Statement of Preferences remains in full force and effect.

6. An original copy of this amendment shall be lodged with the records of the Fund and filed in such places as the Board of Trustees deems appropriate.

[Signature Page Follows]

Dated this 30th day of November, 2021

INVESCO TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS

By:	/s/ Amanda Roberts
Name: Amanda Roberts
Title: Assistant Secretary